Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Managed Pool Series
Entity Central Index Key	0001340579
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000030210 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International BondStrategy Portfolio
Class Name	Federated Hermes International BondStrategy Portfolio
Trading Symbol	FIBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Bond Strategy Portfolio (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes International Bond Strategy Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a blend of indexes comprised of 50% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index and 50% J.P. Morgan Global (ex-U.S.) Government Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to achieve a total return on its assets, by investing primarily in an emerging markets bond mutual fund and individual foreign government and corporate bonds in both developed and emerging markets.
Top Contributors to Performance
  Active duration management (the Fund’s sensitivity to movements in interest rates; the lower the duration the less the net asset value of the Fund will fluctuate due to changes in interest rates) was a chief contributor to relative Fund performance. The Fund maintained a significant underweight exposure to Japanese government bonds, for which the duration was the worst performing G10 global bond sector.
  Yield curve management also had a positive effect on the Fund’s relative total return. Yield curve selections were concentrated on shorter maturity bonds which benefitted more from developed central banks further easing their respective monetary policies.
  Sector allocation was one of the largest contributors to relative Fund performance. Relative to the Index, the Fund maintained an overweight allocation to emerging market debt which significantly outperformed its developed markets counterparts.
Top Detractors from Performance
  Both security and currency selection in the United Kingdom detracted from Fund performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Federated Hermes International Bond Strategy Portfolio	7.62%	-0.01%	2.77%
Bloomberg Global Aggregate Index	5.57%	-1.94%	1.29%
Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index	11.86%	5.04%	5.47%
J.P. Morgan Global (ex-U.S.) Government Bond Index	2.72%	-5.84%	-0.60%
50% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index and 50% J.P. Morgan Global (ex-U.S.) Government Bond Index	7.34%	-0.45%	2.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 108,719,396
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$108,719,396
Number of Investments	114
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Currencies
(% of Net Assets) [1]
[1] Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.